EMPLOYEE BENEFITS (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Plan 401 K
EMPLOYEE BENEFITS
Contribution expensed	$ 4,606	$ 4,415	$ 3,795
Plan 401 K | First 3% of Employees' salary
EMPLOYEE BENEFITS
Employer matching contribution	100.00%	100.00%	100.00%
Percentage of employee's' gross pay for which the employer contributes a matching contribution	3.00%	3.00%	3.00%
Plan 401 K | Second 2% of Employees' salary
EMPLOYEE BENEFITS
Employer matching contribution	50.00%	50.00%	50.00%
Percentage of employee's' gross pay for which the employer contributes a matching contribution	2.00%	2.00%	2.00%
Self insurance group medical plan
EMPLOYEE BENEFITS
Contribution expensed	$ 22,251	$ 18,784	$ 19,219